SCHEDULE OF OTHER INCOME (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Other Income and Expenses [Abstract]
Government grants	$ 23,506	$ 30,227	$ 14,233	$ 34,493
Government Assistance, Nonoperating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income	Other income	Other income	Other income
Rental income	$ 78	$ 100	$ 14,400	$ 14,400
Interest income	29,988	38,561	1,177	3,256
Foreign exchange gain/(loss), net		(42,492)
Others	914	1,175	1,018	226
Total other income	$ 21,441	$ 27,571	$ 30,828	$ 52,375